Material accounting policy information - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	18 years
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	15 years
Furniture, fittings and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	3 years
Furniture, fittings and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	5 years
Leased plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	3 years
Leased plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of assets (in years)	5 years